Significant accounting policies, estimates and judgements (Policies)	12 Months Ended
Dec. 31, 2019
Significant accounting policies, estimates and judgements
Basis of preparation

Basis of preparation

The Consolidated Financial Statements of the Eni Group have been prepared on a going concern basis in accordance with International Financial Reporting Standards (IFRS)[1] as issued by the International Accounting Standards Board (IASB).

The Consolidated Financial Statements have been prepared under the historical cost convention, taking into account, where appropriate, value adjustments, except for certain items that under IFRSs must be measured at fair value as described in the accounting policies that follow.

The 2019 Consolidated Financial Statements included in the Annual Report on Form 20‑F, approved by the Eni’s Board of Directors on March 18, 2020, were audited by the external auditor PricewaterhouseCoopers SpA. The external auditor of Eni SpA, as the main external auditor, is wholly in charge of the auditing activities of the Consolidated Financial Statements; when there are other external auditors, PricewaterhouseCoopers SpA takes the responsibility of their work.

The Consolidated Financial Statements are presented in euros and all values are rounded to the nearest million euros (€ million), except where otherwise indicated.

1    IFRSs include also International Accounting Standards (IAS), currently effective, as well as the interpretations developed by the IFRS Interpretations Committee, previously named International Financial Reporting Interpretations Committee (IFRIC) and initially Standing Interpretations Committee (SIC).

Significant accounting estimates and judgements

Significant accounting estimates and judgements

The preparation of the Consolidated Financial Statements requires the use of estimates and assumptions that affect the assets, liabilities, revenues and expenses recognised in the financial statements, as well as amounts included in the notes thereto, including disclosure of contingent assets and contingent liabilities. Estimates made are based on complex judgements and past experience of other assumptions deemed reasonable in consideration of the information available at the time. The accounting policies and areas that require the most significant judgements and estimates to be used in the preparation of the Consolidated Financial Statements are in relation to the accounting for oil and natural gas activities, specifically in the determination of proved and proved developed reserves, impairment of financial and non-financial assets, leases, decommissioning and restoration liabilities, environmental liabilities, business combinations, employee benefits, revenue from contracts with customers, fair value measurements and income taxes. Although the Company uses its best estimates and judgements, actual results could differ from the estimates and assumptions used. The accounting estimates and judgements relevant for the preparation of the Consolidated Financial Statement are described below.

Subsidiaries

Principles of consolidation

Subsidiaries

The Consolidated Financial Statements comprise the financial statements of the parent Company Eni SpA and those of its subsidiaries, being those entities over which the Company has control, either directly or indirectly, through exposure or rights to their variable returns and the ability to affect those returns through its power over the investees. To have power over an investee, the investor must have existing rights that give it the current ability to direct the relevant activities of the investee, i.e. the activities that significantly affect the investee’s returns.

Subsidiaries are consolidated, on the basis of consistent accounting policies, from the date on which control is obtained until the date that control ceases. Assets, liabilities, income and expenses of consolidated subsidiaries are fully recognised with those of the parent in the Consolidated Financial Statements; the parent’s investment in each subsidiary is eliminated against the corresponding parent’s portion of equity of each subsidiary. Non-controlling interests are presented separately on the balance sheet within equity; the profit or loss attributable to non-controlling interests is presented in a specific line item of the profit and loss account.

For entities acting as sole-operator in the management of oil and gas contracts on behalf of companies participating in a joint project, the activities are financed proportionally based on a budget approved by the participating companies upon presentation of periodical reports of proceeds and expenses. Costs and revenue and other operating data (production, reserves, etc.) of the project, as well as the related obligations arising from the project, are recognised directly in the financial statements of the companies involved based on their own share. Some subsidiaries are not consolidated because they are immaterial, either individually or in the aggregate; this exclusion has not produced material[2] effects on the Consolidated Financial Statements[3].

When the proportion of the equity held by non-controlling interests changes, any difference between the consideration paid/received and the amount by which the non-controlling interests are adjusted is attributed to Eni shareholders’ equity. Conversely, the sale of equity interests with loss of control determines the recognition in the profit and loss account of: (i) any gain or loss calculated as the difference between the consideration received and the corresponding transferred net assets; (ii) any gain or loss recognised as a result of the remeasurement of any investment retained in the former subsidiary at its fair value; and (iii) any amount related to the former subsidiary previously recognised in other comprehensive income which may be reclassified subsequently to the profit and loss account4. Any investment retained in the former subsidiary is recognised at its fair value at the date when control is lost and shall be accounted for in accordance with the applicable measurement criteria

[2]       According to the requirements of the Conceptual Framework for Financial Reporting, “information is material if omitting it or misstating it could influence decisions that users make on the basis of financial information about a specific reporting entity”.

[3]       Unconsolidated subsidiaries are accounted for as described in the accounting policy for “The equity method of accounting”.

[4]       Conversely, any amount related to the former subsidiary previously recognised in other comprehensive income, which may not be reclassified subsequently to the profit and loss account, are reclassified in another item of equity.

Interests in joint arrangements

Interests in joint arrangements

Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Investments in joint ventures are accounted for using the equity method as described in the accounting policy for “The equity method of accounting”.

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have enforceable rights to the assets, and enforceable obligations for the liabilities, relating to the arrangement. In the Consolidated Financial Statements, Eni recognises its share of the assets/liabilities and revenue/expenses of joint operations on the basis of its rights and obligations relating to the arrangements.

After the initial recognition, the assets/liabilities and revenue/expenses of the joint operations are measured in accordance with the applicable measurement criteria. Immaterial joint operations structured through a separate vehicle are accounted for using the equity method or, if this does not result in a misrepresentation of the Company’s financial position and performance, at cost net of any impairment losses.

Investments in associates

Investments in associates

An associate is an entity over which Eni has significant influence, that is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control of those policies. Investments in associates are accounted for using the equity method as described in the accounting policy for “The equity method of accounting”.

Consolidated companies’ financial statements are audited by external auditors who audit also the information required for the preparation of the Consolidated Financial Statements.

The equity method of accounting

The equity method of accounting

Investments in joint ventures, associates and immaterial unconsolidated subsidiaries, are accounted for using the equity method.5 6

Under the equity method, investments are initially recognised at cost, allocating, similarly to business combinations procedures, the purchase price of the investment to the investee’s identifiable assets/liabilities; if this allocation is provisionally recognised at initial recognition, it can be retrospectively adjusted within one year from the date of initial recognition, to reflect new information obtained about facts and circumstances that existed at the date of initial recognition. Subsequently, the carrying amount is adjusted to reflect: (i) the investor’s share of the profit or loss of the investee after the date of acquisition, adjusted to account for depreciation, amortization and any impairment losses of the equity-accounted entity’s assets based on their fair values at the date of acquisition; and (ii) the investor’s share of the investee’s other comprehensive income. Distributions received from an equity-accounted investee reduce the carrying amount of the investment. In applying the equity method, consolidation adjustments are considered (see also the accounting policy for “Subsidiaries”). Losses arising from the application of the equity method in excess of the carrying amount of the investment, recognised in the profit and loss account within “Income (Expense) from investments”, reduce the carrying amount, net of the related expected credit losses (see below), of any financing receivables towards the investee for which settlement is neither planned nor likely to occur in the foreseeable future (the so-called long-term interests), which are, in substance, an extension of the investment in the investee. The investor’s share of any losses of an equity-accounted investee that exceeds the carrying amount of the investment and any long-term interests (the so-called net investment), is recognised in a specific provision only to the extent that the investor has incurred legal or constructive obligations or made payments on behalf of the investee.

Whenever there is objective evidence of impairment (e.g. relevant breaches of contracts, significant financial difficulty, probable default of the counterparty, etc.), the net investment is tested for impairment by comparing its carrying amount with the related recoverable amount, determined by adopting the criteria indicated in the accounting policy for “Impairment of non-financial assets”. When an impairment loss no longer exists or has decreased, any reversal of the impairment loss is recognised in the profit and loss account within “Income (Expense) from investments”. The impairment reversal of the net investment shall not exceed the previously recognised impairment losses.

The sale of equity interests with loss of joint control or significant influence over the investee determines the recognition in the profit and loss account of: (i) any gain or loss calculated as the difference between the consideration received and the corresponding transferred share; (ii) any gain or loss recognised as a result of the remeasurement of any investment retained in the former joint venture/associate at its fair value[7]; and (iii) any amount related to the former joint venture/associate previously recognised in other comprehensive income which may be reclassified subsequently to the profit and loss account[8]. Any investment retained in the former joint venture/associate is recognised at its fair value at the date when joint control or significant influence is lost and shall be accounted for in accordance with the applicable measurement criteria.

5       In the case of step acquisition of significant influence (joint control), the investment is recognised, at the acquisition date of significant influence (joint control), at the amount deriving from the use of the equity method assuming the adoption of this method since initial acquisition; the “step-up” of the carrying amount of interests owned before the acquisition of significant influence (joint control) is taken to equity.

[6]       Joint ventures, associates and immaterial unconsolidated subsidiaries are accounted for at cost less any accumulated impairment losses, if this does not result in a misrepresentation of the Company's financial position and performance.

7       If the retained investment continues to be accounted for using the equity method, no remeasurement at fair value is recognised in the profit and loss account.

[8]       Conversely, any amount related to the former joint venture/associate previously recognised in other comprehensive income, which may not be reclassified subsequently to the profit and loss account, are reclassified in another item of equity.

Business combinations

Business combinations

Business combinations are accounted for by applying the acquisition method. The consideration transferred in a business combination is the sum of the acquisition-date fair value of the assets transferred, the liabilities incurred and the equity interests issued by the acquirer. Acquisition-related costs are accounted for as expenses when incurred.The acquirer shall measure the identifiable assets acquired and liabilities assumed at their acquisition-date fair values[9], unless another measurement basis is required by IFRSs. The excess of the consideration transferred over the Group’s share of the acquisition-date fair values of the identifiable assets acquired and liabilities assumed is recognised, on the balance sheet, as goodwill; conversely, a gain on a bargain purchase is recognised in the profit and loss account.

Any non-controlling interests are measured as the proportionate share in the recognised amounts of the acquiree’s identifiable net assets at the acquisition date excluding the portion of goodwill attributable to them (partial goodwill method); as an alternative, non-controlling interests may be measured at fair value, which means that goodwill includes the portion attributable to them (full goodwill method)[10]. The choice of measurement basis for goodwill (partial goodwill method vs. full goodwill method) is made on a transaction-by-transaction basis.

In a business combination achieved in stages, the purchase price is determined by summing the acquisition-date fair value of previously held equity interests in the acquiree and the consideration transferred for obtaining control; the previously held equity interests are remeasured at their acquisition-date fair value and the resulting gain or loss, if any, is recognised in the profit and loss account. Furthermore, on obtaining control, any amount recognised in other comprehensive income related to the previously held equity interests is reclassified to the profit and loss account, or in another item of equity when such amount may not be reclassified to the profit and loss account.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the provisional amounts recognised at the acquisition date shall be retrospectively adjusted within one year from the acquisition date, to reflect new information obtained about facts and circumstances that existed as of the acquisition date.

The acquisition of interests in a joint operation whose activity constitutes a business is accounted for applying the principles on business combinations accounting. In this regard, if the entity obtains control over a business that was a joint operation, the previously held interest in the joint operation is remeasured at the acquisition-date fair value and the resulting gain or loss is recognized in the profit and loss account.[11]

[9]     Fair value measurement principles are described in the accounting policy for “Fair value measurements”.

[10]   The choice between the partial goodwill and full goodwill method is made also for business combinations resulting in the recognition of a gain on bargain purchase in the profit and loss account.

11    If the entity acquires additional interests in a joint operation that is a business, while retaining joint control, the previously held interest in the joint operation is not remeasured.

Significant accounting estimates and judgements: investments and business combinations

Significant accounting estimates and judgements: investments and business combinations

The assessment of the existence of control, joint control, significant influence over an investee, as well as for joint operations, the assessment of the existence of enforceable rights and obligations imply that the management makes complex judgements on the basis of the characteristics of the investee’s structure, arrangements between parties and other relevant facts and circumstances. Significant accounting estimates by management are required also for measuring the identifiable assets acquired and the liabilities assumed in a business combination at their acquisition-date fair values. For such measurement, to be performed also for the application of the equity method, Eni adopts the valuation techniques generally used by market participants taking into account the available information; for the most significant business combinations, Eni engages external independent evaluators.

Intragroup transactions

Intragroup transactions

All balances and transactions between consolidated companies, and not yet realised with third parties, including unrealised profits arising from such transactions have been eliminated.

Unrealised profits arising from transactions between the Group and its equity-accounted entities are eliminated to the extent of the Group’s interest in the equity-accounted entity. In both cases, unrealised losses are not eliminated unless the transaction provides evidence of an impairment loss of the asset transferred.

Foreign currency translation

Foreign currency translation

The financial statements of foreign operations having a functional currency other than the euro, that represents the parent’s functional currency, are translated into euros using the spot exchange rates on the balance sheet date for assets and liabilities, historical exchange rates for equity and average exchange rates for the profit and loss account and the statement of cash flows (source: Reuters — WMR).

The cumulative resulting exchange differences are presented in the separate component of Eni shareholders’ equity “Cumulative currency translation differences”[12]. Cumulative amount of exchange differences relating to a foreign operation are reclassified to the profit and loss account when the entity disposes the entire interest in that foreign operation or when the partial disposal involves the loss of control, joint control or significant influence over the foreign operation. On a partial disposal that does not involve loss of control of a subsidiary that includes a foreign operation, the proportionate share of the cumulative exchange differences is reattributed to the non-controlling interests in that foreign operation. On a partial disposal of interests in joint arrangements or in associates that does not involve loss of joint control or significant influence, the proportionate share of the cumulative exchange differences is reclassified to the profit and loss account. The repayment of share capital made by a subsidiary having a functional currency other than the euro, without a change in the ownership interest, implies that the proportionate share of the cumulative amount of exchange differences relating to the subsidiary is reclassified to the profit and loss account.

The financial statements of foreign operations which are translated into euros are denominated in the foreign operations’ functional currencies which generally is the U.S. dollar.

The main foreign exchange rates used to translate the financial statements into the parent’s functional currency are indicated below:

	Annual	Exchange	Annual	Exchange	Annual	Exchange
	average	rate at	average	rate at	average	rate at
	exchange rate	December 31,	exchange rate	December 31,	exchange rate	December 31,
(currency amount for 1 €)	2019	2019	2018	2018	2017	2017
U.S. Dollar	1.12	1.12	1.18	1.15	1.13	1.20
Pound Sterling	0.88	0.85	0.88	0.89	0.88	0.89
Australian Dollar	1.61	1.60	1.58	1.62	1.47	1.53

[12]   When the foreign subsidiary is partially owned, the cumulative exchange differences, that are attributable to the non-controlling interests, are allocated to and recognised as part of “Non-controlling interest”.

Oil and natural gas exploration, appraisal, development and production activities

Oil and natural gas exploration, appraisal, development and production activities

Oil and natural gas exploration, appraisal and development activities are accounted for using the principles of the successful efforts method of accounting as described below.

Acquisition of exploration rights

Costs incurred for the acquisition of exploration rights (or their extension) are initially capitalised within the line item “Intangible assets” as “exploration rights — unproved” pending determination of whether the exploration and appraisal activities in the reference areas are successful or not. Unproved exploration rights are not amortised, but reviewed to confirm that there is no indication that the carrying amount exceeds the recoverable amount. This review is based on the confirmation of the commitment of the Company to continue the exploration activities and on the analysis of facts and circumstances that indicate the absence of uncertainties related to the recoverability of the carrying amount. If no future activity is planned, the carrying amount of the related exploration rights is recognised in the profit and loss account as write-off. Lower value exploration rights are pooled and amortised on a straight-line basis over the estimated period of exploration. In the event of a discovery of proved reserves (i.e. upon recognition of proved reserves and internal approval for development), the carrying amount of the related unproved exploration rights is reclassified to “proved exploration rights”, within the line item “Intangible assets”. Upon reclassification, or when there is any indication of impairment, the carrying amount of exploration rights to reclassify as proved is tested for impairment considering the higher of their value in use and their fair value less costs of disposal. From the commencement of production, proved exploration rights are amortised according to the unit of production method (the so-called UOP method, described in the accounting policy for “UOP depreciation, depletion and amortisation”).

Acquisition of mineral interests

Costs incurred for the acquisition of mineral interests are capitalised in connection with the assets acquired (such as exploration potential, possible and probable reserves and proved reserves). When the acquisition is related to a set of exploration potential and reserves, the cost is allocated to the different assets acquired based on their expected discounted cash flows.

Acquired exploration potential is measured in accordance with the criteria illustrated in the accounting policy for “Acquisition of exploration rights”. Costs associated with proved reserves are amortised according to the UOP method (see the accounting policy for “UOP depreciation, depletion and amortisation”). Expenditure associated with possible and probable reserves (unproved mineral interests) is not amortised until classified as proved reserves; in case of a negative result, it is written off.

Exploration and appraisal expenditure

Geological and geophysical exploration costs are recognised as an expense as incurred.

Costs directly associated with an exploration well are initially recognised within tangible assets in progress, as “exploration and appraisal costs — unproved” (exploration wells in progress) until the drilling of the well is completed and can continue to be capitalised in the following 12‑month period pending the evaluation of drilling results (suspended exploration wells). If, at the end of this period, it is ascertained that the result is negative (no hydrocarbon found) or that the discovery is not sufficiently significant to justify the development, the wells are declared dry/unsuccessful and the related costs are written-off. Conversely, these costs continue to be capitalised if and until: (i) the well has found a sufficient quantity of reserves to justify its completion as a producing well, and (ii) the entity is making sufficient progress assessing the reserves and the economic and operating viability of the project; on the contrary, the capitalised costs are recognised in the profit and loss account as write-off. Analogous recognition criteria are adopted for the costs related to the appraisal activity. When proved reserves of oil and/or natural gas are determined, the relevant expenditure recognised as unproved is reclassified to proved exploration and appraisal costs within tangible assets in progress. Upon reclassification, as well as whether there is any indication of impairment, the carrying amount of the costs to reclassify as proved is tested for impairment considering the higher of their value in use and their fair value less costs of disposal. From the commencement of production, proved exploration and appraisal costs are depreciated according to the UOP method (see the accounting policy for “UOP depreciation, depletion and amortisation”).

Development expenditure

Development expenditure, including the costs related to unsuccessful and damaged development wells, are capitalised as “Tangible asset in progress — proved”. Development costs are incurred to obtain access to proved reserves and to provide facilities for extracting, treating, gathering and storing the oil and gas. They are amortised, from the commencement of production, generally on a UOP basis. When development projects are unfeasible/not carried on, the related costs are written off when it is decided to abandon the project. Development costs are tested for impairment in accordance with the criteria described in the accounting policy for “Property, plant and equipment”.

UOP depreciation, depletion and amortisation

Proved oil and gas assets are depreciated generally under the UOP method, as their useful life is closely related to the availability of proved oil and gas reserves, by applying, to the depreciable amounts at the end of each quarter a rate representing the ratio between the volumes extracted during the quarter and the reserves existing at the end of the quarter, increased by the volumes extracted during the quarter. This method is applied with reference to the smallest aggregate representing a direct correlation between expenditures to be depreciated and oil and gas reserves. Proved exploration rights and acquired proved mineral interests are amortised over proved reserves; proved exploration and appraisal costs and development expenditure are depreciated over proved developed reserves, while common facilities are depreciated over total proved reserves.

Production costs

Production costs are those costs incurred to operate and maintain wells and field equipment and are recognised as an expense as incurred.

Production Sharing Agreements and buy-back contracts

Oil and gas reserves related to Production Sharing Agreements and buy-back contracts are determined on the basis of contractual terms related to the recovery of the contractor’s costs to undertake and finance exploration, development and production activities at its own risk (Cost Oil) and the Company’s stipulated share of the production remaining after such cost recovery (Profit Oil). Revenues from the sale of the lifted production, against both Cost Oil and Profit Oil, are accounted for on an accrual basis, whilst exploration, development and production costs are accounted for according to the above-mentioned accounting policies. The Company’s share of production volumes and reserves includes the share of hydrocarbons that corresponds to the taxes to be paid, according to the contractual agreement, by the national government on behalf of the Company. As a consequence, the Company has to recognise at the same time an increase in the taxable profit, through the increase of the revenue, and a tax expense.

Plugging and abandonment of wells

Costs expected to be incurred with respect to the plugging and abandonment of a well, dismantlement and removal of production facilities, as well as site restoration, are capitalised, consistent with the accounting policy described under “Property, plant and equipment”, and then depreciated on a UOP basis.

Significant accounting estimates and judgements: oil and natural gas activities

Engineering estimates of the Company’s oil and gas reserves are inherently uncertain. Proved reserves are the estimated volumes of crude oil, natural gas and gas condensates, liquids and associated substances which geological and engineering data demonstrate that can be economically producible with reasonable certainty from known reservoirs under existing economic conditions and operating methods. Although there are authoritative guidelines regarding the engineering and geological criteria that must be met before estimated oil and gas reserves can be categorised as “proved”, the accuracy of reserve estimates depends on a number of factors, assumptions and variables, including: (i) the quality of available geological, technical and economic data and their interpretation and judgement; (ii) projections regarding future rates of production and operating costs as well as timing and amount of development expenditures; (iii) changes in the prevailing tax rules, other government regulations and contractual conditions; (iv) results of drilling, testing and the actual production performance of Eni’s reservoirs after the date of the estimates which may drive substantial upward or downward revisions; and (v) changes in oil and natural gas prices which could affect expected future cash flows and the quantities of Eni’s proved reserves since the estimates of reserves are based on prices and costs existing as of the date when these estimates are made. Lower oil prices or the projections of higher operating and development costs may impair the ability of the Company to economically produce reserves leading to downward reserve revisions.

Many of the factors, assumptions and variables involved in estimating proved reserves are subject to change over time and therefore affect the estimates of oil and natural gas reserves.

The determination of whether potentially economic oil and natural gas reserves have been discovered by an exploration well is made within a year after well completion. The evaluation process of a discovery, which requires performing additional appraisal activities on the potential oil and natural gas field and establishing the optimum development plans, can take longer, in most cases, depending on the complexity of the project and on the size of capital expenditures required. During this period, the costs related to these exploration wells remain suspended on the balance sheet. In any case, all such capitalised costs are reviewed, at least, on an annual basis to confirm the continued intent to develop, or otherwise to extract value from the discovery.

Field reserves will be categorised as proved only when all the criteria for attribution of proved status have been met. Initially, all booked reserves are classified as proved undeveloped. Subsequently, volumes are reclassified from proved undeveloped to proved developed as a consequence of development activity. Generally, reserves are booked as proved developed when the first oil or gas is produced. Major development projects typically take one to four years from the time of initial booking to the start of production. Estimated proved reserves are used in determining depreciation, amortisation and depletion charges and impairment charges. Assuming all other variables are held constant, an increase in estimated proved developed reserves for each field decreases depreciation, amortisation and depletion charge under the UOP method. Conversely, a decrease in estimated proved developed reserves increases depreciation, amortisation and depletion charge.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment, including investment properties, are recognised using the cost model and stated at their purchase price or construction cost including any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. For assets that necessarily take a substantial period of time to get ready for their intended use, the purchase price or construction cost comprises the borrowing costs incurred in the period to get the asset ready for use that would have been avoided if the expenditure had not been made.

In the case of a present obligation for dismantling and removal of assets and restoration of sites, the initial carrying amount of an item of property, plant and equipment includes the estimated (discounted) costs to be incurred when the removal event occurs; a corresponding amount is recognised as part of a specific provision (see the accounting policy for “Decommissioning and restoration liabilities”.

Property, plant and equipment are not revalued for financial reporting purposes.

Expenditures on upgrading, revamping and reconversion are recognised as items of property, plant and equipment when it is probable that they will increase the expected future economic benefits of the asset. Assets acquired for safety or environmental reasons, although not directly increasing the future economic benefits of any particular existing item of property, plant and equipment, qualify for recognition as assets when they are necessary for running the business.

Depreciation of tangible assets begins when they are available for use, i.e. when they are in the location and condition necessary for it to be capable of operating as planned. Property, plant and equipment are depreciated on a systematic basis over their useful life. The useful life is the period over which an asset is expected to be available for use by the Company. When tangible assets are composed of more than one significant part with different useful lives, each part is depreciated separately. The depreciable amount is the asset’s carrying amount less its residual value at the end of its useful life, if it is significant and can be reasonably determined. Land is not depreciated, even when acquired together with a building. Tangible assets held for sale are not depreciated (see the accounting policy for “Assets held for sale and discontinued operations”). Changes in the asset’s useful life, in its residual value or in the pattern of consumption of the future economic benefits embodied in the asset, are accounted for prospectively.

Assets to be handed over for no consideration are depreciated over the shorter term between the duration of the concession or the asset’s useful life.

Replacement costs of identifiable parts in complex assets are capitalised and depreciated over their useful life; the residual carrying amount of the part that has been substituted is charged to the profit and loss account. Non-removable leasehold improvements are depreciated over the earlier of the useful life of the improvements and the lease term. Expenditures for ordinary maintenance and repairs are recognised as an expense as incurred.

The carrying amount of property, plant and equipment is derecognised on disposal or when no future economic benefits are expected from its use or disposal; the arising gain or loss is recognised in the profit and loss account.

Leases

Leases13 14

A contract is, or contains, a lease, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration[15]; such right exists whether, throughout the period of use, the customer has both the right to obtain substantially all of the economic benefits from use of the identified asset and the right to direct the use of the identified asset.

At the commencement date of the lease (i.e. the date on which the underlying asset is available for use), a lessee recognises on the balance sheet an asset representing its right to use the underlying leased asset (hereinafter also referred as right-of-use asset) and a liability representing its obligation to make lease payments during the lease term (hereinafter also referred as lease liability).[16]  The lease term is the non-cancellable period of a contract, together with, if reasonably certain, periods covered by extension options or by the non-exercise of termination options.

In particular, the lease liability is initially recognised at the present value of the following lease payments[17] that are not paid at the commencement date: (i) fixed payments (including in-substance fixed payments), less any lease incentives receivable; (ii) variable lease payments that depend on an index or a rate[18]; (iii) amounts expected to be payable by the lessee under residual value guarantees; (iv) the exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and (v) payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease. The lease payments are discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the lessee’s incremental borrowing rate. The latter is determined considering the term of the lease, the frequency and currency of the contractual lease payments, as well as the features of the lessee’s economic environment (reflected in the country risk premium assigned to each country where Eni operates).

After the initial recognition, the lease liability is measured on an amortised cost basis and is remeasured, normally, as an adjustment to the carrying amount of the related right-of-use asset, to reflect changes to the lease payments due, essentially, to: (i) modifications in the lease contract not accounted as a separate lease; (ii) changes in indexes or rates (used to determine the variable lease payments); or (iii) changes in the assessment of contractual options (e.g. options to purchase the underlying asset, extension or termination options).

[13]     The accounting policies related to leases have been defined on the basis of IFRS 16 “Leases” effective from January 1, 2019. As allowed by the accounting standard, the new requirements have been applied without restating the comparative years. The previous accounting policies about leases required essentially that: (i) assets held under finance lease, or under arrangements that did not take the legal form of a finance lease but substantially transferred all the risks and rewards incidental to ownership of the leased asset, were recognised, at the commencement of the lease, at their fair value, net of grants attributable to the lessee or, if lower, at the present value of the minimum lease payments, within property, plant and equipment as a contra account to a financing payable to the lessor; and (ii) lease payments under an operating lease were recognised as an expense over the lease term.

14     As expressly provided for in IFRS 16, this accounting policy does not apply to leases to explore for and extract resources such as those for oil and gas rights, leases of land and any rights of way related to oil and gas activities.

[15]     The assessment of whether the contract is, or contains, a lease is performed at the inception date, that is the earlier of the date of a lease agreement and the date of commitment by the parties to the principal terms and conditions of the lease.

[16]     Eni applies the recognition exemptions allowed for short-term leases (for certain classes of underlying assets) and low-value leases, by recognising the lease payments associated with those leases as an expense on a straight-line basis over the lease term.

[17]     Eni, in accordance with the practical expedient allowed by the accounting standard, does not separate non-lease components from lease components except for main contracts related to upstream activities (drilling rigs), which provide for single payments relating to both lease and non-lease components.

[18]     Conversely, the other kinds of variable lease payments (e.g. payments that depend on the use of an underlying leased asset) are not included in the carrying amount of the lease liability, but are recognised in the profit and loss account as operating expenses over the lease term.

The right-of-use asset is initially measured at cost, which comprises: (i) the amount of the initial measurement of the lease liability; (ii) any initial direct costs incurred by the lessee[19]; (iii) any lease payments made at or before the commencement date, less any lease incentives received; and (iv) an estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. After the initial recognition, the right-of-use asset is adjusted for any accumulated depreciation[20], any accumulated impairment losses (see the accounting policy for “Impairment of non-financial assets”) and any remeasurement of the lease liability.

In the oil and gas activities, the operator of an unincorporated joint operation which enters into a lease contract as the sole signatory recognises on the balance sheet: (i) the entire lease liability, if based on the contractual provisions and any other relevant facts and circumstances, it has primary responsibility for the liability towards the third-party supplier; and (ii) the entire right-of-use asset, unless, on the basis of the terms and conditions of the contract, there is a sublease with the followers.

The followers’ share of the right-of-use asset, recognised by the operator, will be recovered according to the joint operation’s contractual arrangements by billing the project costs attributable to the followers and collecting the related cash calls. Costs recovered from the followers are recognised as “Other income and revenues” in the profit and loss account and as net cash provided by operating activities in the statement of cash flows.

Differently, if a lease contract is signed by all the partners, Eni recognises its share of the right-of-use asset and lease liability on the balance sheet based on its working interest.

If Eni does not have primary responsibility for the lease liability, it does not recognise any right-of-use asset and lease liability related to the lease contract.

When lease contracts are entered into by companies other than subsidiaries that act as operators on behalf of the other participating companies (the so-called operating companies), consistent with the provision to recover from the followers the costs related to the oil and gas activities, the participating companies recognise their share of the right-of-use assets and the lease liabilities based on their working interest, defined according to the expected use, to the extent that it is reliably determinable, of the underlying assets.

Significant accounting estimates and judgements: lease transactions

With reference to lease contracts, management made significant estimates and judgements related to: (i) determining the lease term, making assumptions about the exercise of extension and/or termination options; (ii) determining the lessee’s incremental borrowing rate; (iii) identifying and, where appropriate, separating non-lease components from lease components, where an observable stand-alone price is not readily available, taking into account also the analysis performed with external experts; (iv) recognising lease contracts, for which the underlying assets are used in oil and gas activities (mainly drilling rigs and FPSOs), entered into as operator within an unincorporated joint operation, considering if the operator has primary responsibility for the liability towards the third-party supplier and the relationships with the followers; (v) identifying the variable lease payments and the related characteristics in order to include them in the measurement of the lease liability.

[19]     Initial direct costs are incremental costs of obtaining a lease that would not have been incurred if the lease had not been obtained.

[20]     Depreciation charges are recognised on a systematic basis from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. Nevertheless, if the lease transfers ownership of the underlying asset to the lessee by the end of the lease term, or if the cost of the right-of-use asset reflects that the lessee will exercise a purchase option, the right-of-use asset is depreciated from the commencement date to the end of the useful life of the underlying asset.

Intangible assets

Intangible assets

Intangible assets are identifiable non-monetary assets without physical substance, controlled by the Company and able to produce future economic benefits, and goodwill. An asset is classified as intangible when management is able to distinguish it clearly from goodwill. This condition is normally met when: (i) the intangible asset arises from contractual or other legal rights, or (ii) the asset is separable, i.e. can be sold, transferred, licensed, rented or exchanged, either individually or together with other assets. An entity controls an intangible asset if it has the power to obtain the future economic benefits flowing from the underlying asset and to restrict the access of others to those benefits.

Intangible assets are initially recognised at cost as determined by the criteria used for tangible assets and they are not revalued for financial reporting purposes.

Intangible assets with finite useful lives are amortised on a systematic basis over their useful life; the amount to be amortised and the recoverability of the carrying amount are determined in accordance with the criteria described in the accounting policy for “Property, plant and equipment”.

Goodwill and intangible assets with indefinite useful lives are not amortised. For the recoverability of the carrying amounts of the goodwill and other intangible assets see the accounting policy “Impairment of non-financial assets”.

Costs of obtaining a contract with a customer are recognised on the balance sheet if the Company expects to recover those costs. The intangible asset arising from those costs is amortised on a systematic basis, that is consistent with the transfer to the customer of the goods or services to which the asset relates, and is tested for impairment[21].

Costs of technological development activities are capitalised when: (i) the cost attributable to the development activity can be measured reliably; (ii) there is the intention and the availability of financial and technical resources to make the asset available for use or sale; and (iii) it can be demonstrated that the asset is able to generate probable future economic benefits.

The carrying amount of intangible assets is derecognised on disposal or when no future economic benefits are expected from its use or disposal; any resulting gain or loss is recognised in the profit and loss account.

[21]    The accounting policies adopted until 2017 (before applying IFRS 15) required the capitalisation of directly attributable customer acquisition costs when all the following conditions were met: (i) the capitalised costs can be measured reliably; (ii) there is a contract binding the customer for a specified period of time; and (iii) it is probable that the costs will be recovered through the revenue from the sales, or, where the customer withdraws from the contract in advance, through the collection of a penalty.

Impairment of non-financial assets

Impairment of non-financial assets

Non-financial assets (tangible assets, intangible assets and right-of-use assets) are tested for impairment whenever events or changes in circumstances indicate that the carrying amounts for those assets may not be recoverable.

The recoverability assessment is performed for each cash-generating unit (hereinafter also CGU) represented by the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or group of assets. CGUs are identified considering, inter alia, how management monitors the entity’s operations (such as by business lines) or how management makes decisions about continuing or disposing of the entity’s assets and operations.

Cash-generating units may include corporate assets which do not generate cash inflows independently of other assets or group of assets, allocable on a reasonable and consistent basis. Corporate assets not attributable to a single cash-generating unit are allocated to a group of cash-generating units. Goodwill is tested for impairment at least annually, and whenever there is any indication of impairment, at the lowest level within the entity at which it is monitored for internal management purposes. Right-of-use assets, which generally do not generate cash inflows independently of other assets or groups of assets, are allocated to the CGU to which they belong; the right-of-use assets which cannot be fully attributed to a CGU are considered as corporate assets.

The recoverability of a CGU is assessed by comparing its carrying amount with the recoverable amount, which is the higher of the CGU’s fair value less costs of disposal and its value in use. Value in use is the present value of the future cash flows expected to be derived from continuing use of the CGU and, if significant and reliably measurable, the cash flows expected to be obtained from its disposal at the end of its useful life, after deducting the costs of disposal. The expected cash flows are determined on the basis of reasonable and supportable assumptions that represent management’s best estimate of the range of economic conditions that will exist over the remaining useful life of the cash-generating unit, giving greater weight to external evidence.

The value in use of CGUs which include material right-of-use assets is calculated, normally, by ignoring lease payments included in the measurement of the lease liabilities.

With reference to commodity prices, management uses the price scenario adopted for economic and financial projections and for the evaluation of investments over their entire life. In particular, for the cash flows associated with oil, natural gas and petroleum products prices (and prices derived from them), the price scenario is approved by the Board of Directors and is based on management’s planning assumptions, in the short and medium term, takes into account the projections of market analysts and, if there is a sufficient liquidity and reliability level, on the forward prices prevailing in the marketplace.

For impairment test purposes, cash outflows expected to be incurred to guarantee compliance with laws and regulations regarding CO2 emissions (e.g. Emission Trading Scheme) or on a voluntary basis (e.g. cash outflows related to forestry certificates acquired or produced consistent with the Company’s decarbonization strategy – hereinafter also forestry) are taken into account. In particular, in estimating value in use, the cash outflows for forestry projects[22] are included, consistent with the medium term target of the decarbonization strategy, within the expected cash outflows of the segment whose emissions are offset. Currently, considering that the forestry projects can be developed in countries where Eni does not carry out operating activities and considering the difficulty to allocate such cash outflows, on a  reasonable and consistent basis, to the CGUs of the segment, the related discounted cash outflows are treated as a reduction of the headroom of that segment.

For the determination of value in use, the estimated future cash flows are discounted using a rate that reflects a current market assessment of the time value of money and of the risks specific to the asset that are not reflected in the estimated future cash flows. In particular, the discount rate used is the Weighted Average Cost of Capital (WACC) adjusted for the specific country risk of the CGU. These adjustments are measured considering information from external parties. WACC differs considering the risk associated with each operating segment/business where the asset operates. In particular, for the assets belonging to the Gas & Power segment and the Chemical business, taking into account their different risk compared to Eni as a whole, specific WACC rates have been defined on the basis of a sample of comparable companies, adjusted to take into account the specific country-risk premium. For the other segments/businesses, a single WACC is used considering that the risk is the same to that of Eni as a whole. Value in use is calculated net of the tax effect as this method results in values similar to those resulting from discounting pre-tax cash flows at a pre-tax discount rate derived, through an iteration process, from a post-tax valuation.

When the carrying amount of the CGU, including goodwill allocated thereto, determined taking into account any impairment loss of the non-current assets belonging to the CGU, exceeds its recoverable amount, the excess is recognised as an impairment loss. The impairment loss is allocated first to reduce the carrying amount of goodwill; any remaining excess is allocated to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the CGU, up to the recoverable amount of assets with finite useful lives.

When an impairment loss no longer exists or has decreased, a reversal of the impairment loss is recognised in the profit and loss account. The impairment reversal shall not exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised for the asset in prior years. An impairment loss recognised for goodwill is not reversed in a subsequent period.[23]

[22]    For the recognition criteria of forestry certificates see the accounting policy for “Costs”.

[23]    Impairment losses recognised for goodwill in an interim period are not reversed also when, considering conditions existing in a subsequent interim period, they would have been recognised in a smaller amount or would not have been recognised.

Significant accounting estimates and judgements: impairment of non-financial assets

The recoverability of non-financial assets is assessesed whenever events or changes in circumstances indicate that carrying amounts of the assets are not recoverable. Such impairment indicators include changes in the Group’s business plans, changes in commodity prices leading to unprofitable performance, a reduced capacity utilisation of plants and, for oil and gas properties, significant downward revisions of estimated proved reserve quantities or significant increase of the estimated development and production costs. Determination as to whether and how much an asset is impaired involves management estimates on highly uncertain and complex matters such as future commodity prices, future discount rates, future development expenditure and production costs, the effects of inflation and technology improvements on operating expenses, production profiles and the outlook for global or regional market supply-and-demand conditions also with reference to the decarbonization process and the effects of changes in regulatory requirements. Similar remarks are valid for assessing the physical recoverability of assets recognised on the balance sheet (deferred costs — see also the accounting policy for “Inventories”) related to natural gas volumes not withdrawn under long-term supply contracts with take-or-pay clauses.

The expected future cash flows used for impairment analyses are based on judgemental assessments of future production volumes, prices and costs, considering available information at the date of review and are discounted by using a rate which considers the risks specific to the asset.

For oil and natural gas properties, the expected future cash flows are estimated principally based on developed and undeveloped proved reserves including, among other elements, production taxes and the costs to be incurred for the reserves yet to be developed. The estimate of the future amount of production is based on assumptions related to future commodity prices, lifting and development costs, field decline rates, market demand and other factors. The cash flows associated to oil and gas commodities are estimated on the basis of forward market information, if there is a sufficient liquidity and reliability level, on the consensus of independent specialised analysts and on management’s forecasts about the evolution of the supply and demand fundamentals.

Grants related to assets

Grants related to assets

Government grants related to assets are recognised by deducting them in calculating the carrying amount of the related assets when there is reasonable assurance that the Company will comply with the conditions attaching to them and the grants will be received.

Inventories

Inventories

Inventories, including compulsory stock, are measured at the lower of purchase or production cost and net realisable value. Net realisable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale, or, with reference to inventories of crude oil and petroleum products already included in binding sale contracts, the contractual selling price. Inventories which are principally acquired with the purpose of selling in the near future and generating a profit from fluctuations in price are measured at fair value less costs to sell. Materials and other supplies held for use in production are not written down below cost if the finished products in which they will be incorporated are expected to be sold at or above cost.

The cost of inventories of hydrocarbons (crude oil, condensates and natural gas) and petroleum products is determined by applying the weighted average cost method on a three-month basis, or on a different time period (e.g. monthly), when it is justified by the use and the turnover of inventories of crude oil and petroleum products; the cost of inventories of the Chemical business is determined by applying the weighted average cost on an annual basis.

When take-or-pay clauses are included in long-term gas purchase contracts, pre-paid gas volumes that are not withdrawn to fulfill minimum annual take obligations are measured using the pricing formulas contractually defined. They are recognised under “Other assets” as “Deferred costs” as a contra to “Other payables” or, after settlement, to “Cash and cash equivalents”. The allocated deferred costs are charged to the profit and loss account: (i) when natural gas is actually withdrawn — the related cost is included in the determination of the weighted average cost of inventories; and (ii) for the portion which is not recoverable, when it is not possible to withdraw the previously pre-paid gas, within the contractually defined deadlines. Furthermore, the allocated deferred costs are tested for economic recoverability by comparing the related carrying amount and their net realisable value, determined adopting the same criteria described for inventories.

Financial instruments

Financial instruments[24]

Financial assets

Financial assets are classified, on the basis of both contractual cash flow characteristics and the entity’s business model for managing them, in the following categories: (i) financial assets measured at amortised cost; (ii) financial assets measured at fair value through other comprehensive income (hereinafter also OCI); (iii) financial assets measured at fair value through profit or loss.

At initial recognition, a financial asset is measured at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable; at initial recognition, trade receivables that do not have a significant financing component are measured at their transaction price.

After initial recognition, financial assets whose contractual terms give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding are measured at amortised cost if they are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows (the so-called hold to collect business model). For financial assets measured at amortised cost, interest income determined using the effective interest rate, foreign exchange differences and any impairment losses[25] (see the accounting policy for “Impairment of financial assets”) are recognised in the profit and loss account.

Conversely, financial assets that are debt instruments are measured at fair value through OCI (hereinafter also FVTOCI) if they are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets (the so-called hold to collect and sell business model). In these cases: (i) interest income determined using the effective interest rate, foreign exchange differences and any impairment losses (see the accounting policy for “Impairment of financial assets”) are recognised in the profit and loss account; (ii) changes in fair value of the instruments are recognised in equity, within other comprehensive income. The accumulated changes in fair value, recognised in the equity reserve related to other comprehensive income, is reclassified to the profit and loss account when the financial asset is derecognised. Currently the Group does not have any financial assets measured at fair value through OCI.

A financial asset represented by a debt instrument that is neither measured at amortised cost nor at FVTOCI, is measured at fair value through profit or loss (hereinafter FVTPL); financial assets held for trading fall into this category. Interest income on assets held for trading contributes to the fair value measurement of the instrument and is recognised in “Finance income (expense)”, within “Net finance income (expense) from financial assets held for trading”.

When the purchase or sale of a financial asset is under a contract whose terms require delivery of the asset within the time frame established generally by regulation or convention in the marketplace concerned, the transaction is accounted for on the settlement date.

Impairment of financial assets

The expected credit loss model is adopted for the impairment of financial assets that are debt instruments, but are not measured at fair value through profit or loss.

In particular, the expected credit losses are generally measured by multiplying: (i) the exposure to the counterparty’s credit risk net of any collateral held and other credit enhancements (Exposure At Default, EAD); (ii) the probability that the default of the counterparty occurs (Probability of Default, PD); and (iii) the percentage estimate of the exposure that will not be recovered in case of default (Loss Given Default, LGD), considering the past experiences and the range of recovery tools that can be activated (e.g. extrajudicial and/or legal proceedings, etc.).

[24]   The accounting policies related to financial instruments were defined on the basis of IFRS 9 “Financial Instruments” effective from 2018; as required by the accounting standard, the new requirements have been applied starting from January 1, 2018 without restating the comparative information. With reference to the financial instruments held by the Company, the previous accounting policies (applied until2017) required essentially: (i) the classification of financial assets on the basis of the categories under IAS 39; (ii) recognition and measurement of impairment losses if there was objective evidence that an impairment loss had been incurred (the so-called incurred loss model); and (iii) more stringent hedge accounting requirements (mainly referred to the assessment of hedge effectiveness).

[25]    Receivables and other financial assets measured at amortised cost are presented on the balance sheet net of their loss allowance

With reference to trade and other receivables, Probabilities of Default of counterparties are determined by adopting the internal credit ratings already used for credit worthiness and are periodically reviewed using, inter alia, back-testing analyses; for government entities (e.g. National Oil Companies), the Probability of Default, represented essentially by the probability of a delayed payment, is determined by using, as input data, the country risk premium adopted to determine WACC for the impairment review of non-financial assets.

For customers without internal credit ratings, the expected credit losses are measured by using a provision matrix, defined by grouping, where appropriate, receivables into adequate clusters to which apply expected loss rates defined on the basis of their historical credit loss experiences, adjusted, where appropriate, to take into account forward-looking information on credit risk of the counterparty or clusters of counterparties.[26]

Considering the characteristics of the reference markets, financial assets with more than 180 days past due or, in any case, with counterparties undergoing litigation, restructuring or renegotiation, are considered to be in default. Counterparties are considered undergoing litigation when judicial/legal proceedings aimed to recover a receivable have been activated or are going to be activated. Impairment losses of trade and other receivables are recognised in the profit and loss account, net of any impairment reversal, within the line item of the profit and loss account “Net (impairment losses) reversals of trade and other receivables”.

The financing receivables held for operating purposes, granted to associates and joint ventures, for which settlement is neither planned nor likely to occur in the foreseeable future and which in substance form part of the entity’s net investment in these investees, are tested for impairment, first, on the basis of the expected credit loss model and, then, together with the carrying amount of the investment in the associate/joint venture, in accordance with the criteria indicated in the accounting policy for “The equity method of accounting”. In applying the expected credit loss model, any adjustments to the carrying amount of long-term interest that arise from applying the accounting policy for “The equity method of accounting” are not taken into account.

Significant accounting estimates and judgements: impairment of financial assets

Measuring impairment losses of financial assets requires management evaluation of complex and highly uncertain elements such as, for example, Probabilities of Default of counterparties, the existence of any collateral or other credit enhancements, the expected exposure that will not be recovered in case of default, as well as the definition of customers’ clusters to be adopted.

Investments in equity instruments

Investments in equity instruments that are not held for trading are measured at fair value through other comprehensive income, without subsequent transfer of fair value changes to profit or loss on derecognition of these investments; conversely, dividends from these investments are recognised in the profit and loss account, within the line item “Income (Expense) from investments”, unless they clearly represent a recovery of part of the cost of the investment. In limited circumstances, an investment in equity instruments can be measured at cost if it is an appropriate estimate of fair value.

Financial liabilities

At initial recognition, financial liabilities, other than derivative financial instruments, are measured at their fair value, minus transaction costs that are directly attributable, and are subsequently measured at amortised cost.

[26]    For credit exposures arising from intragroup transactions, the recovery rate is normally assumed equal to 100% taking into account, inter alia, the Group central treasury function which supports both financial and capital needs of subsidiaries.

Derivative financial instruments and hedge accounting

Derivative financial instruments and hedge accounting

Derivative financial instruments, including embedded derivatives (see below) that are separated from the host contract, are assets and liabilities measured at their fair value.

With reference to the defined risk management objectives and strategy, the qualifying criteria for hedge accounting requires: (i) the existence of an economic relationship between the hedged item and the hedging instrument in order to offset the related value changes and the effects of counterparty credit risk do not dominate the economic relationship between the hedged item and the hedging instrument; and (ii) the definition of the relationship between the quantity of the hedged item and the quantity of the hedging instrument (the so-called hedge ratio) consistent with the entity’s risk management objectives, under a defined risk management strategy; the hedge ratio is adjusted, where appropriate, after taking into account any adequate rebalancing. A hedging relationship is discontinued prospectively, in its entirety or a part of it, when it no longer meets the risk management objectives on the basis of which it qualified for hedge accounting, it ceases to meet the other qualifying criteria or after rebalancing it.

When derivatives hedge the risk of changes in the fair value of the hedged items (fair value hedge, e.g. hedging of the variability in the fair value of fixed interest rate assets/liabilities), the derivatives are measured at fair value through profit and loss account. Consistently, the carrying amount of the hedged item is adjusted to reflect, in the profit and loss account, the changes in fair value of the hedged item attributable to the hedged risk; this applies even if the hedged item should be otherwise measured.

When derivatives hedge the exposure to variability in cash flows of the hedged items (cash flow hedge, e.g. hedging the variability in the cash flows of assets/liabilities as a result of the fluctuations of exchange rate), the effective changes in the fair value of the derivatives are initially recognised in the equity reserve related to other comprehensive income and then reclassified to the profit and loss account in the same period during which the hedged transaction affects the profit and loss account.

If a hedged forecast transaction subsequently results in the recognition of a non-financial asset or a non-financial liability, the accumulated changes in fair value of hedging derivatives, recognised in equity, are included directly in the carrying amount of the hedged non-financial asset/liability (commonly referred to as a “basis adjustment”).

The changes in the fair value of derivatives that are not designated as hedging instruments, including any ineffective portion of changes in fair value of hedging derivatives, are recognised in the profit and loss account. In particular, the changes in the fair value of non-hedging derivatives on interest rates and exchange rates are recognised in the profit and loss account line item “Finance income (expense)”; conversely, the changes in the fair value of non-hedging derivatives on commodities are recognised in the profit and loss account line item “Other operating (expense) income”. Derivatives embedded in financial assets are not accounted for separately; in such circumstances, the entire hybrid instrument is classified depending on the contractual cash flow characteristics of the financial instrument and the business model for managing it (see the accounting policy for “Financial assets”). Derivatives embedded in financial liabilities and/or non-financial assets are separated if: (i) the economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host contract; (ii) a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and (iii) the entire hybrid contract is not measured at FVTPL.

Eni assesses the existence of embedded derivatives to be separated when it becomes party to the contract and, afterwards, when a change in the terms of the contract that modifies its cash flows occurs.

Contracts to buy or sell commodities entered into and continued to be held for the purpose of their receipt or delivery in accordance with the Group’s expected purchase, sale or usage requirements are recognised on an accrual basis (the so-called normal sale and normal purchase exemption or own use exemption).

Offsetting of financial assets and liabilities

Offsetting of financial assets and liabilities

Financial assets and liabilities are set off on the balance sheet if the Group currently has a legally enforceable right to set off and intends to settle on a net basis (or to realise the asset and settle the liability simultaneously).

Derecognition of financial assets and liabilities

Derecognition of financial assets and liabilities

Transferred financial assets are derecognised when the contractual rights to receive the cash flows from the financial assets expire or are transferred to another party. Financial liabilities are derecognised when they are extinguished, or when the obligation specified in the contract is discharged, cancelled or expired.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash on hand, demand deposits, as well as financial assets originally due, generally, within 90 days, readily convertible to known amount of cash and subject to an insignificant risk of changes in value.

Provisions, contingent liabilities and contingent assets

Provisions, contingent liabilities and contingent assets

A provision is a liability of uncertain timing or amount on the balance sheet date. Provisions are recognised when: (i) there is a present obligation, legal or constructive, as a result of a past event; (ii) it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and (iii) the amount of the obligation can be reliably estimated. The amount recognised as a provision is the best estimate of the expenditure required to settle the present obligation or to transfer it to third parties at the balance sheet date. The amount recognised for onerous contracts is the lower of the cost necessary to fulfill the obligations, net of expected economic benefits deriving from the contracts, and any compensation or penalties arising from failure to fulfill these obligations. Where the effect of the time value is material, and the payment date of the obligations can be reasonably estimated, provisions to be accrued are the present value of the expenditures expected to be required to settle the obligation at a discount rate that reflects the Company’s average borrowing rate taking into account the risks associated with the obligation. The increase in the provision due to the passage of time is recognised as “Finance income (expense)”.

A provision for restructuring costs is recognised only when the Company has a detailed formal plan for the restructuring and has raised a valid expectation in the affected parties that it will carry out the restructuring.

Provisions are periodically reviewed and adjusted to reflect changes in the estimates of costs, timing and discount rates. Changes in provisions are recognised in the same profit and loss account line item where the original provision was charged.

Contingent liabilities are: (i) possible obligations arising from past events, whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Company; or (ii) present obligations arising from past events, whose amount cannot be reliably measured or whose settlement will probably not result in an outflow of resources embodying economic benefits. Contingent liabilities are not recognised in the financial statements, but are disclosed.

Contingent assets, that are possible assets arising from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Company, are not recognised unless the realisation of economic benefits is virtually certain. Contingent assets are disclosed when an inflow of economic benefits is probable. Contingent assets are assessed periodically to ensure that developments are appropriately reflected in the financial statements; if it has become virtually certain that an inflow of economic benefits will arise, the asset and the related income are recognised in the financial statements of the period in which the change occurs.

Decommissioning and restoration liabilities

Liabilities for decommissioning and restoration costs are recognized, together with a corresponding amount as part of the related property, plant and equipment, when the Group has a legal or constructive obligation and when a reliable estimate can be made.[27]

[27]    These liabilities relate essentially to the Exploration & Production segment’s assets. The decommissioning and restoration liabilities associated with the Refining & Marketing and Chemical and Gas & Power segments’ assets are generally not recognised, as the obligations cannot be reliably estimated, given their indeterminate settlement dates. In this regard, Eni performs periodic reviews of Refining & Marketing and Chemical and Gas & Power segments’ tangible assets for any changes in facts and circumstances that might require recognition of a decommissioning and restoration liability.

Considering the long time span between the recognition of the obligation and its settlement, the amount recognised is the present value of the future expenditures expected to be required to settle the obligation. The increase in the provision due to the unwinding of the discount is recognised as “Finance income (expense)”.

Such liabilities are reviewed regularly to take into account the changes in the expected costs to be incurred, contractual obligations, regulatory requirements and practices in force in the countries where the tangible assets are located.

The effects of any changes in the estimate of the liability are recognised generally as an adjustment to the carrying amount of the related property, plant and equipment; however, if the resulting decrease in the liability exceeds the carrying amount of the related asset, the excess is recognised in the profit and loss account.

Significant accounting estimates and judgements: decommissioning and restoration liabilities, environmental liabilities and other provisions

The Group holds provisions for dismantling and removing items of property, plant and equipment, and restoring land or seabed at the end of the oil and gas production activity. Estimating obligations to dismantle, remove and restore items of property, plant and equipment is complex. It requires management to make estimates and judgements with respect to removal obligations that will come to term many years into the future and contracts and regulations are often unclear as to what constitutes removal. In addition, the ultimate financial impact of environmental laws and regulations is not always clearly known as asset removal technologies and costs constantly evolve in the countries where Eni operates, as do political, environmental, safety and public expectations.

The discount rate used to determine the provision and the timing of future cash outflows, as well as any related update, are based on complex managerial judgements.

As other oil and gas companies, Eni is subject to numerous EU, national, regional and local environmental laws and regulations concerning its oil and gas operations, production and other activities. They include legislations that implement international conventions or protocols. Environmental liabilities are recognised when it becomes probable that an outflow of resources will be required to settle the obligation and such obligation can be reliably estimated.[28]

Management, considering the actions already taken, insurance policies obtained to cover environmental risks and provisions already recognised, does not expect any material adverse effect on Eni’s consolidated results of operations and financial position as a result of such laws and regulations. However, there can be no assurance that there will not be a material adverse impact on Eni’s consolidated results of operations and financial position due to: (i) the possibility of an unknown contamination; (ii) the results of the ongoing surveys and other possible effects of statements required by applicable laws; (iii) the possible effects of future environmental legislations and rules; (iv) the effects of possible technological changes relating to future remediation; and (v) the possibility of litigation and the difficulty of determining Eni’s liability, if any, against other potentially responsible parties with respect to such litigations and the possible reimbursements.

In addition to environmental and decommissioning and restoration liabilities, Eni recognises provisions primarily related to legal and trade proceedings. These provisions are estimated on the basis of complex managerial judgements related to the amounts to be recognised and the timing of future cash outflows. After the initial recognition, provisions are periodically reviewed and adjusted to reflect the current best estimate.

[28]    With reference to the environmental liabilities assumed, the expected operating costs to be incurred for managing groundwater treatment plants are not included in the estimates of environmental liabilities because it is not possible to reliably define a time horizon within which the operations of the plant will be terminated. In this regard, Eni performs periodic reviews for any changes in facts and circumstances, including changes in regulatory framework and technology, that might require the recognition of the environmental liability.

Employee benefits

Employee benefits

Employee benefits are considerations given by the Group in exchange for service rendered by employees or for the termination of employment.

Post-employment benefit plans, including informal arrangements, are classified as either defined contribution plans or defined benefit plans depending on the economic substance of the plan as derived from its principal terms and conditions. Under defined contribution plans, the Company’s obligation, which consists in making payments to the State or to a trust or a fund, is determined on the basis of contributions due.

The liabilities related to defined benefit plans, net of any plan assets, are determined on the basis of actuarial assumptions and charged on an accrual basis during the employment period required to obtain the benefits.

Net interest includes the return on plan assets and the interest cost to be recognised in the profit and loss account. Net interest is measured by applying to the liability, net of any plan assets, the discount rate used to calculate the present value of the liability; net interest of defined benefit plans is recognised in “Finance income (expense)”.

Remeasurements of the net defined benefit liability, comprising actuarial gains and losses, resulting from changes in the actuarial assumptions used or from changes arising from experience adjustments, and the return on plan assets excluding amounts included in net interest, are recognised within the statement of comprehensive income. Remeasurements of the net defined benefit liability, recognised within other comprehensive income, are not reclassified subsequently to the profit and loss account.

Obligations for long-term benefits are determined by adopting actuarial assumptions. The effects of remeasurements are taken to profit and loss account in their entirety.

Share-based payments

Share-based payments

The line item “Payroll and related costs” includes the cost of the share-based incentive plan, consistent with its actual remunerative nature.[29] The cost of the share-based incentive plan is measured by reference to the fair value of the equity instruments granted and the estimate of the number of shares that eventually vest; the cost is recognised on an accrual basis pro rata temporis over the vesting period, that is the period between the grant date and the settlement date. The fair value of the shares underlying the incentive plan is measured at the grant date, taking into account the estimate of achievement of market conditions (e.g. Total Shareholder Return), and is not adjusted in subsequent periods; when the achievement is linked also to non-market conditions, the number of shares expected to vest is adjusted during the vesting period to reflect the updated estimate of these conditions. If, at the end of the vesting period, the incentive plan does not vest because of failure to satisfy the performance conditions, the portion of cost related to market conditions is not reversed to the profit and loss account.

[29]    The current share-based incentive plan, to be settled by treasury shares, was approved by the shareholders’ meeting held on April 13, 2017.

Significant accounting estimates and judgements: employee benefits and share-based payments

Defined benefit plans are evaluated with reference to uncertain events and based upon actuarial assumptions including, among others, discount rates, expected rates of salary increases, mortality rates, estimated retirement dates and medical cost trends. The significant assumptions used to account for defined benefit plans are determined as follows: (i) discount and inflation rates are based on the market yields on high quality corporate bonds (or, in the absence of a deep market of these bonds, on the market yields on government bonds) and on the expected inflation rates in the reference currency area; (ii) the future salary levels of the individual employees are determined including an estimate of future changes attributed to general price levels (consistent with inflation rate assumptions), productivity, seniority and promotion; (iii) healthcare cost trend assumptions reflect an estimate of the actual future changes in the cost of the healthcare related benefits provided to the plan participants and are based on past and current healthcare cost trends, including healthcare inflation, changes in healthcare utilisation, changes in health status of the participants and the contributions paid to health funds; and (iv) demographic assumptions such as mortality, disability and turnover reflect the best estimate of these future events for individual employees involved.

Differences in the amount of the net defined benefit liability (asset), deriving from the remeasurements, comprising, among others, changes in the current actuarial assumptions, differences in the previous actuarial assumptions and what has actually occurred and differences in the return on plan assets, excluding amounts included in net interest, usually occur. Similar to the approach followed for the fair value measurement of financial instruments, the fair value of the shares underlying the incentive plans is measured by using complex valuation techniques and identifying, through structured judgements, the assumptions to be adopted.

Treasury shares

Treasury shares

Treasury shares, including shares held to meet the future requirements of the share-based incentive plans, are recognised as deductions from equity at cost. Any gain or loss resulting from subsequent sales is recognised in equity.

Revenue from contracts with customers

Revenue from contracts with customers

Revenue from contracts with customers is recognised on the basis of the following five steps: (i) identifying the contract with the customer; (ii) identifying the performance obligations, that are promises in a contract to transfer goods and/or services to a customer; (iii) determining the transaction price; (iv) allocating the transaction price to each performance obligation on the basis of the relative stand-alone selling prices of each good or service; and (v) recognising revenue when (or as) a performance obligation is satisfied, that is when a promised good or service is transferred to a customer. A promised good or service is transferred when (or as) the customer obtains control of it. Control can be transferred over time or at a point in time. With reference to the most important products sold by Eni, revenue is generally recognised for:

•	crude oil, upon shipment;
•	natural gas and electricity, upon delivery to the customer;
•	petroleum products sold to retail distribution networks, upon delivery to the service stations, whereas all other sales of petroleum products are recognised upon shipment; and
•	chemical products and other products, upon shipment.

Revenue from crude oil and natural gas production from properties in which Eni has an interest together with other producers is recognised on the basis of the quantities actually lifted and sold (sales method); costs are recognised on the basis of the quantities actually sold.[30]

Revenue is measured at the fair value of the consideration to which the Company expects to be entitled in exchange for transferring promised goods and/or services to a customer, excluding amounts collected on behalf of third parties. In determining the transaction price, the promised amount of consideration is adjusted for the effects of the time value of money if the timing of payments agreed to by the parties to the contract provides the customer or the entity with a significant benefit of financing the transfer of goods or services to the customer. The promised amount of consideration is not adjusted for the effect of the significant financing component if, at contract inception, it is expected that the period between the transfer of a promised good or service to a customer and when the customer pays for that good or service will be one year or less. If the consideration promised in a contract includes a variable amount, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the promised goods and/or services to a customer; in particular, the amount of consideration can vary because of discounts, refunds, incentives, price concessions, performance bonuses, penalties or if the price is contingent on the occurrence or non-occurrence of future events.

If, in a contract, the Company grants a customer the option to acquire additional goods or services for free or at a discount (e.g. sales incentives, customer award points, etc.), this option gives rise to a separate performance obligation in the contract only if the option provides a material right to the customer that it would not receive without entering into that contract.

When goods or services are exchanged for goods or services which are of a similar nature and value, the exchange is not regarded as a transaction which generates revenue.

30     In accordance with the accounting policy adopted until 2017 (entitlement method, before applying IFRS 15), revenue from crude oil and natural gas production from properties in which Eni has an interest together with other producers were recognised on the basis of Eni’s net working interest in those properties. On the balance sheet, lifting imbalances were recognised respectively as payables and receivables and measured at current prices at the balance sheet date.

Significant accounting estimates and judgements: revenue from contracts with customers

Revenue from sales of electricity and gas to retail customers includes amount accrued for electricity and gas supplied between the date of the last invoiced meter reading (actual or estimated) of volumes consumed and the end of the year. These estimates consider mainly information provided by the grid managers about the volumes allocated among the customers of the secondary distribution network, about the actual and estimated volumes consumed by customers. Therefore, revenue is accrued as a result of a complex estimate based on the volumes distributed and allocated, communicated by third parties, likely to be adjusted, according to applicable regulations, within the fifth year following the one in which they are accrued. Considering the contractual obligations on the supply delivery points, revenue from sales of electricity and gas to retail customers includes costs for transportation and dispatching and in these cases the gross amount of consideration to which the Company is entitled is recognised.

Costs

Costs

Costs are recognised when the related goods and services are sold or consumed during the year, when they are allocated on a systematic basis or when their future economic benefits cannot be identified. Costs associated with emission quotas, incurred to meet the compliance requirements (e.g. Emission Trading Scheme) determined on the basis of market prices, are recognised in relation to the amounts of the carbon dioxide emissions that exceed free allowances. Costs related to the purchase of the emission rights that exceed the amount necessary to meet regulatory obligations are recognised as intangible assets. Revenue related to emission quotas is recognised when they are sold. Monetary receivables granted to replace the free award emission rights are recognised as a contra to the line item “Other income and revenues”. The costs incurred on a voluntary basis for the acquisition or production of forestry certificates, also taking into account the absence of an active market, are recognised in the profit and loss account when incurred.

The costs for the acquisition of new knowledge or discoveries, the study of products or alternative processes, new techniques or models, the planning and construction of prototypes or, in any case, costs incurred for other scientific research activities or technological development, which cannot be capitalised (see also the accounting policy for “Intangible assets”), are included in the profit and loss account when they are incurred.

Exchange differences

Exchange differences

Revenues and costs associated with transactions in foreign currencies are translated into the functional currency by applying the exchange rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the spot exchange rate on the balance sheet date and any resulting exchange differences are included in the profit and loss account within “Finance income (expense)” or, if designated as hedging instruments for the foreign currency risk, in the same line item in which the economic effects of the hedged item are recognised. Non-monetary assets and liabilities denominated in foreign currencies, measured at cost, are not retranslated subsequent to initial recognition. Non-monetary items measured at fair value, recoverable amount or net realisable value are retranslated using the exchange rate at the date when the value is determined.

Dividends

Dividends

Dividends are recognised when the right to receive payment of the dividend is established.

Dividends and interim dividends to owners are shown as changes in equity when the dividends are declared by, respectively, the shareholders’ meeting and the Board of Directors.

Income taxes

Income taxes

Current income taxes are determined on the basis of estimated taxable profit. Current income tax assets and liabilities are measured at the amount expected to be paid to (recovered from) the taxation authorities, using tax rates and the tax laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and liabilities are recognised for temporary differences arising between the carrying amounts of the assets and liabilities and their tax bases, based on tax rates and tax laws that are expected to apply to the period when the asset is realised or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. Deferred tax assets are recognised when their recoverability is considered probable, i.e. when it is probable that sufficient taxable profit will be available in the same year as the reversal of the deductible temporary difference. Similarly, deferred tax assets for the carry-forward of unused tax credits and unused tax losses are recognised to the extent that their recoverability is probable. The carrying amount of the deferred tax assets is reviewed, at least, on an annual basis.

If there is uncertainty over income tax treatments, if the company concludes it is probable that the taxation authority will accept an uncertain tax treatment, it determines the (current and/or deferred) income taxes to be recognised in the financial statements consistent with the tax treatment used or planned to be used in its income tax filings. Conversely, if the company concludes it is not probable that the taxation authority will accept an uncertain tax treatment, the company reflects the effect of uncertainty in determining the (current and/or deferred) income taxes to be recognised in the financial statements.

Relating to the taxable temporary differences associated with investments in subsidiaries and associates, and interests in joint arrangements, the related deferred tax liabilities are not recognised if the investor is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. Deferred tax assets and liabilities are presented within non-current assets and liabilities and are offset at a single entity level if related to off-settable taxes. The balance of the offset, if positive, is recognised in the line item “Deferred tax assets” and, if negative, in the line item “Deferred tax liabilities”. When the results of transactions are recognised directly in shareholders’ equity, the related current and deferred taxes are also charged to the shareholders’ equity.

Significant accounting estimates and judgements: income taxes

The computation of income taxes involves the interpretation of applicable tax laws and regulations in many jurisdictions throughout the world. Although Eni aims to maintain a relationship with the taxation authorities characterised by transparency, dialogue and cooperation (e.g. by not using aggressive tax planning and by using, if available, procedures intended to eliminate or reduce tax litigations), there can be no assurance that there will not be a tax litigation with the taxation authorities where the legislation could be open to more than one interpretation. The resolution of tax disputes, through negotiations with relevant taxation authorities or through litigation, could take several years to complete. The estimate of liabilities related to uncertain tax treatments requires complex judgements by management. After the initial recognition, these liabilities are periodically reviewed for any changes in facts and circumstances.

Moreover, management makes complex judgements regarding the assessment of the recoverability of deferred tax assets, related both to deductible temporary differences and unused tax losses, which requires estimates and evaluations about the amount and the timing of future taxable profits.

Assets held for sale and discontinued operations

Assets held for sale and discontinued operations

Non-current assets and current and non-current assets included within disposal groups, are classified as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through their continuing use. This condition is regarded as met only when the sale is highly probable and the asset or the disposal group is available for immediate sale in its present condition. When there is a sale plan involving loss of control of a subsidiary, all the assets and liabilities of that subsidiary are classified as held for sale, regardless of whether a non-controlling interest in its former subsidiary will be retained after the sale.

Non-current assets held for sale, current and non-current assets included within disposal groups that have been classified as held for sale and the liabilities directly associated with them are recognised on the balance sheet separately from other assets and liabilities.

Immediately before the initial classification of a non-current asset and/or a disposal group as held for sale, the non-current asset and/or the assets and liabilities in the disposal group are measured in accordance with applicable IFRSs. Subsequently, non-current assets held for sale are not depreciated or amortised and they are measured at the lower of the fair value less costs to sell and their carrying amount. If an equity-accounted investment, or a portion of that investment meets the criteria to be classified as held for sale, it is no longer accounted for using the equity method and it is measured at the lower of its carrying amount at the date the equity method is discontinued, and its fair value less costs to sell. Any retained portion of the equity-accounted investment that has not been classified as held for sale is accounted for using the equity method until disposal of the portion that is classified as held for sale takes place. After the disposal, any retained interest in the investee is measured in accordance with the measurement criteria indicated in the accounting policy for “Investments in equity instruments”, unless the retained interest continues to be an equity-accounted investment.

Any difference between the carrying amount of the non-current assets and the fair value less costs to sell is taken to the profit and loss account as an impairment loss; any subsequent reversal is recognised up to the cumulative impairment losses, including those recognised prior to qualification of the asset as held for sale. Non-current assets classified as held for sale and disposal groups are considered a discontinued operation if they, alternatively: (i) represent a separate major line of business or geographical area of operations; (ii) are part of a disposal program of a separate major line of business or geographical area of operations; or (iii) are a subsidiary acquired exclusively with a view to resale. The results of discontinued operations, as well as any gain or loss recognised on the disposal, are indicated in a separate line item of the profit and loss account, net of the related tax effects; the economic figures of discontinued operations are indicated also for prior periods presented in the financial statements.

If events or circumstances occur that no longer allow to classify a non-current asset or a disposal group as held for sale, the non-current asset or the disposal group is reclassified into the original line items of the balance sheet and measured at the lower of: (i) its carrying amount at the date of classification as held for sale adjusted for any depreciation, amortisation impairment losses and reversals that would have been recognised had the asset or disposal group not been classified as held for sale, and (ii) its recoverable amount at the date of the subsequent decision not to sell. If the interruption of a plan of sale concerns a subsidiary, joint operation, joint venture, associate, or a portion of an interest in a joint venture or an associate, financial statements for the period since classification as held for sale are amended.

Fair value measurements

Fair value measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (not in a forced liquidation or a distress sale) at the measurement date (exit price). Fair value measurement is based on the market conditions existing at the measurement date and on the assumptions of market participants (market-based measurement). A fair value measurement assumes that the transaction to sell the asset or transfer the liability takes place in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market to which the entity has access, independently from the entity’s intention to sell the asset or transfer the liability to be measured.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. Highest and best use is determined from the perspective of market participants, even if the entity intends a different use; an entity’s current use of a non-financial asset is presumed to be its highest and best use, unless market or other factors suggest that a different use by market participants would maximise the value of the asset.

The fair value of a liability, both financial and non-financial, or of the Company’s own equity instrument, in the absence of a quoted price, is measured from the perspective of a market participant that holds the identical item as an asset at the measurement date. The fair value of financial instruments takes into account the counterparty’s credit risk for a financial asset (Credit Valuation Adjustment, CVA) and the Company’s own credit risk for a financial liability (Debit Valuation Adjustment, DVA).

In the absence of available market quotation, fair value is measured by using valuation techniques that are appropriate in the circumstances, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

Significant accounting estimates and judgements: fair value

Fair value measurement, although based on the best available information and on the use of appropriate valuation techniques, is inherently uncertain, requires the use of professional judgement and could result in expected values other than the actual ones